Loans and borrowings (Details 4) - INR (₨) ₨ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Non-convertible debentures	₨ 3,800	₨ 3,800
Obligations under leases	2,963	3,363
Borrowings	6,763	7,163
Less than 1 year
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Non-convertible debentures	0	0
Obligations under leases	1,017	864
Borrowings	1,017	864
1-2 years
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Non-convertible debentures	3,800	0
Obligations under leases	868	802
Borrowings	4,668	802
2-3 years
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Non-convertible debentures	0	3,800
Obligations under leases	809	745
Borrowings	809	4,545
3-4 years
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Non-convertible debentures	0	0
Obligations under leases	155	734
Borrowings	155	734
4-5 years
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Non-convertible debentures	0	0
Obligations under leases	65	118
Borrowings	65	118
Thereafter
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Non-convertible debentures	0	0
Obligations under leases	49	100
Borrowings	₨ 49	₨ 100